Notes and Amounts Receivable for Equity Issued (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jul. 31, 2023	Apr. 20, 2023
IfrsStatementLineItems [Line Items]
Interest rate	35.00%			12.00%
Accrued interest income	$ 13,974	$ 27,957
Accrued interest	$ 41,779	$ 52,538
Nonadjusted events [member]
IfrsStatementLineItems [Line Items]
Interest rate			5.00%